Shareholder Report	12 Months Ended
Jun. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Mutual Fund Series Trust
Entity Central Index Key	0001355064
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000192548
Shareholder Report [Line Items]
Fund Name	Catalyst Buffered Shield Fund
Class Name	Class A
Trading Symbol	SHIEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Catalyst Buffered Shield Fund for the period of July 1, 2025 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228.
Additional Information Phone Number	1-866-447-4228
Additional Information Website	https://catalystmf.com/literature-and-forms/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$157	1.49%

Expenses Paid, Amount	$ 157
Expense Ratio, Percent	1.49%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Table Summary
	Catalyst Buffered Shield Fund	Catalyst Buffered Shield Fund - with load	S&P 500® Index
Jun-2016	$10,000	$9,423	$10,000
Jun-2017	$11,096	$10,455	$11,790
Jun-2018	$12,110	$11,411	$13,484
Jun-2019	$12,729	$11,994	$14,889
Jun-2020	$13,177	$12,416	$16,006
Jun-2021	$15,642	$14,739	$22,536
Jun-2022	$13,789	$12,992	$20,144
Jun-2023	$14,423	$13,590	$24,091
Jun-2024	$16,358	$15,413	$30,006
Jun-2025	$18,068	$17,025	$34,556
Jun-2026	$20,083	$18,923	$42,271

Average Annual Return [Table Text Block]

Average Annual Total Returns

Table Summary
	1 Year	5 Years	10 Years
Catalyst Buffered Shield Fund
Without Load	11.15%	5.12%	7.22%
With Load	4.74%	3.88%	6.59%
S&P 500® Index	22.32%	13.41%	15.51%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call 1-866-447-4228.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 18,865,454
Holdings Count | Holding	20
Advisory Fees Paid, Amount	$ 70,787
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$18,865,454 Number of Portfolio Holdings20 Advisory Fee (net of waivers)$70,787 Portfolio Turnover0%
Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Exchange-Traded Funds	83.5%
Money Market Funds	1.4%
Purchased Options	15.1%

Long Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	2.1%
Money Market	1.5%
Long Option	15.9%
Fixed Income	88.3%

Largest Holdings [Text Block]

Top 10 Long Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Vanguard Short-Term Corporate Bond ETF	34.0%
PGIM Ultra Short Bond ETF	31.3%
iShares 1-5 Year Investment Grade Corporate Bond	23.0%
State Street SPDR S&P 500 ETF Trust, 09/18/26 635.0 Call	4.4%
State Street SPDR S&P 500 ETF Trust, 03/19/27 660.0 Call	3.8%
State Street SPDR S&P 500 ETF Trust, 01/15/27 680.0 Call	3.5%
State Street SPDR S&P 500 ETF Trust, 06/17/27 740.0 Call	2.7%
First American Treasury Obligations Fund, Class X	1.5%
State Street SPDR S&P 500 ETF Trust, 06/17/27 670.0 Put	0.9%
State Street SPDR S&P 500 ETF Trust, 01/15/27 620.0 Put	0.3%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended June 30, 2026.
C000192549
Shareholder Report [Line Items]
Fund Name	Catalyst Buffered Shield Fund
Class Name	Class C
Trading Symbol	SHINX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Catalyst Buffered Shield Fund for the period of July 1, 2025 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228.
Additional Information Phone Number	1-866-447-4228
Additional Information Website	https://catalystmf.com/literature-and-forms/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$236	2.24%

Expenses Paid, Amount	$ 236
Expense Ratio, Percent	2.24%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Table Summary
	Catalyst Buffered Shield Fund	S&P 500® Index
Sep-2017	$10,000	$10,000
Jun-2018	$10,707	$11,235
Jun-2019	$11,172	$12,405
Jun-2020	$11,470	$13,336
Jun-2021	$13,519	$18,777
Jun-2022	$11,827	$16,783
Jun-2023	$12,277	$20,072
Jun-2024	$13,832	$25,001
Jun-2025	$15,150	$28,792
Jun-2026	$16,716	$35,219

Average Annual Return [Table Text Block]

Average Annual Total Returns

Table Summary
	1 Year	5 Years	Since Inception (September 5, 2017)
Catalyst Buffered Shield Fund	10.33%	4.34%	6.00%
S&P 500® Index	22.32%	13.41%	15.35%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call 1-866-447-4228.

Performance Inception Date	Sep. 05, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 18,865,454
Holdings Count | Holding	20
Advisory Fees Paid, Amount	$ 70,787
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$18,865,454 Number of Portfolio Holdings20 Advisory Fee (net of waivers)$70,787 Portfolio Turnover0%
Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Exchange-Traded Funds	83.5%
Money Market Funds	1.4%
Purchased Options	15.1%

Long Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	2.1%
Money Market	1.5%
Long Option	15.9%
Fixed Income	88.3%

Largest Holdings [Text Block]

Top 10 Long Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Vanguard Short-Term Corporate Bond ETF	34.0%
PGIM Ultra Short Bond ETF	31.3%
iShares 1-5 Year Investment Grade Corporate Bond	23.0%
State Street SPDR S&P 500 ETF Trust, 09/18/26 635.0 Call	4.4%
State Street SPDR S&P 500 ETF Trust, 03/19/27 660.0 Call	3.8%
State Street SPDR S&P 500 ETF Trust, 01/15/27 680.0 Call	3.5%
State Street SPDR S&P 500 ETF Trust, 06/17/27 740.0 Call	2.7%
First American Treasury Obligations Fund, Class X	1.5%
State Street SPDR S&P 500 ETF Trust, 06/17/27 670.0 Put	0.9%
State Street SPDR S&P 500 ETF Trust, 01/15/27 620.0 Put	0.3%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended June 30, 2026.
C000192550
Shareholder Report [Line Items]
Fund Name	Catalyst Buffered Shield Fund
Class Name	Class I
Trading Symbol	SHIIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Catalyst Buffered Shield Fund for the period of July 1, 2025 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228.
Additional Information Phone Number	1-866-447-4228
Additional Information Website	https://catalystmf.com/literature-and-forms/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$131	1.24%

Expenses Paid, Amount	$ 131
Expense Ratio, Percent	1.24%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Table Summary
	Catalyst Buffered Shield Fund	S&P 500® Index
Jun-2016	$10,000	$10,000
Jun-2017	$11,126	$11,790
Jun-2018	$12,179	$13,484
Jun-2019	$12,833	$14,889
Jun-2020	$13,314	$16,006
Jun-2021	$15,839	$22,536
Jun-2022	$13,998	$20,144
Jun-2023	$14,674	$24,091
Jun-2024	$16,703	$30,006
Jun-2025	$18,485	$34,556
Jun-2026	$20,598	$42,271

Average Annual Return [Table Text Block]

Average Annual Total Returns

Table Summary
	1 Year	5 Years	10 Years
Catalyst Buffered Shield Fund	11.44%	5.40%	7.49%
S&P 500® Index	22.32%	13.41%	15.51%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call 1-866-447-4228.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 18,865,454
Holdings Count | Holding	20
Advisory Fees Paid, Amount	$ 70,787
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$18,865,454 Number of Portfolio Holdings20 Advisory Fee (net of waivers)$70,787 Portfolio Turnover0%
Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Exchange-Traded Funds	83.5%
Money Market Funds	1.4%
Purchased Options	15.1%

Long Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	2.1%
Money Market	1.5%
Long Option	15.9%
Fixed Income	88.3%

Largest Holdings [Text Block]

Top 10 Long Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Vanguard Short-Term Corporate Bond ETF	34.0%
PGIM Ultra Short Bond ETF	31.3%
iShares 1-5 Year Investment Grade Corporate Bond	23.0%
State Street SPDR S&P 500 ETF Trust, 09/18/26 635.0 Call	4.4%
State Street SPDR S&P 500 ETF Trust, 03/19/27 660.0 Call	3.8%
State Street SPDR S&P 500 ETF Trust, 01/15/27 680.0 Call	3.5%
State Street SPDR S&P 500 ETF Trust, 06/17/27 740.0 Call	2.7%
First American Treasury Obligations Fund, Class X	1.5%
State Street SPDR S&P 500 ETF Trust, 06/17/27 670.0 Put	0.9%
State Street SPDR S&P 500 ETF Trust, 01/15/27 620.0 Put	0.3%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended June 30, 2026.
C000111983
Shareholder Report [Line Items]
Fund Name	Catalyst Nasdaq-100 Hedged Equity Fund
Class Name	Class A
Trading Symbol	CLPAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Catalyst Nasdaq-100 Hedged Equity Fund for the period of July 1, 2025 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228.
Additional Information Phone Number	1-866-447-4228
Additional Information Website	https://catalystmf.com/literature-and-forms/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$202	1.83%

Expenses Paid, Amount	$ 202
Expense Ratio, Percent	1.83%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Table Summary
	Catalyst Nasdaq-100 Hedged Equity Fund	Catalyst Nasdaq-100 Hedged Equity Fund - with load	S&P 500® Index	Nasdaq-100® Index
Jun-2016	$10,000	$9,428	$10,000	$10,000
Jun-2017	$11,369	$10,718	$11,790	$12,939
Jun-2018	$12,038	$11,349	$13,484	$16,304
Jun-2019	$12,825	$12,091	$14,889	$17,961
Jun-2020	$12,744	$12,015	$16,006	$24,028
Jun-2021	$14,870	$14,019	$22,536	$34,685
Jun-2022	$12,189	$11,492	$20,144	$27,617
Jun-2023	$14,334	$13,514	$24,091	$36,767
Jun-2024	$16,352	$15,416	$30,006	$48,080
Jun-2025	$18,019	$16,987	$34,556	$55,823
Jun-2026	$21,803	$20,555	$42,271	$75,018

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	10 Years
Catalyst Nasdaq-100 Hedged Equity Fund
Without Load	21.00%	7.95%	8.11%
With Load	14.08%	6.68%	7.47%
Nasdaq-100® Index	34.38%	16.68%	22.33%
S&P 500® Index	22.32%	13.41%	15.51%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 13,666,025
Holdings Count | Holding	110
Advisory Fees Paid, Amount	$ 62,798
InvestmentCompanyPortfolioTurnover	45.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$13,666,025 Number of Portfolio Holdings110 Advisory Fee (net of waivers)$62,798 Portfolio Turnover45%
Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	53.7%
Exchange-Traded Funds	34.2%
Money Market Funds	11.8%
Purchased Options	0.3%

Long Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	8.0%
Energy	0.2%
Long Option	0.3%
Materials	0.5%
Utilities	0.6%
Industrials	1.4%
Health Care	1.8%
Consumer Staples	3.1%
Consumer Discretionary	4.9%
Communications	6.8%
Money Market	10.9%
Technology	30.1%
Equity	31.5%

Short Sector Weighting (% of net assets)

Table Summary
Value	Value
Short Option	-0.1%

Top 10 Short Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
S&P Emini 3rd Wk Jul26P 7200, 07/17/26 7200.0 Put	-0.1%

Derivative Exposure by Notional Value

Table Summary
Value	Value
Short S&P500 & VIX Futures	-38.7%
Long S&P500 & VIX Futures	8.9%

Largest Holdings [Text Block]

Top 10 Long Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Invesco QQQ Trust Series 1 ETF	31.5%
First American Treasury Obligations Fund, Class X	10.9%
NVIDIA Corporation	3.8%
Apple, Inc.	3.3%
Micron Technology, Inc.	2.7%
Microsoft Corporation	2.2%
Amazon.com, Inc.	2.1%
Advanced Micro Devices, Inc.	1.9%
Alphabet, Inc., Class A	1.6%
Tesla, Inc.	1.6%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended June 30, 2026.
C000111984
Shareholder Report [Line Items]
Fund Name	Catalyst Nasdaq-100 Hedged Equity Fund
Class Name	Class C
Trading Symbol	CLPCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Catalyst Nasdaq-100 Hedged Equity Fund for the period of July 1, 2025 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228.
Additional Information Phone Number	1-866-447-4228
Additional Information Website	https://catalystmf.com/literature-and-forms/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$284	2.58%

Expenses Paid, Amount	$ 284
Expense Ratio, Percent	2.58%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Table Summary
	Catalyst Nasdaq-100 Hedged Equity Fund	S&P 500® Index	Nasdaq-100® Index
Jun-2016	$10,000	$10,000	$10,000
Jun-2017	$11,255	$11,790	$12,939
Jun-2018	$11,840	$13,484	$16,304
Jun-2019	$12,508	$14,889	$17,961
Jun-2020	$12,337	$16,006	$24,028
Jun-2021	$14,284	$22,536	$34,685
Jun-2022	$11,630	$20,144	$27,617
Jun-2023	$13,569	$24,091	$36,767
Jun-2024	$15,363	$30,006	$48,080
Jun-2025	$16,798	$34,556	$55,823
Jun-2026	$20,190	$42,271	$75,018

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	10 Years
Catalyst Nasdaq-100 Hedged Equity Fund	20.19%	7.17%	7.28%
S&P 500® Index	22.32%	13.41%	15.51%
Nasdaq-100® Index	34.38%	16.68%	22.33%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 13,666,025
Holdings Count | Holding	110
Advisory Fees Paid, Amount	$ 62,798
InvestmentCompanyPortfolioTurnover	45.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$13,666,025 Number of Portfolio Holdings110 Advisory Fee (net of waivers)$62,798 Portfolio Turnover45%
Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	53.7%
Exchange-Traded Funds	34.2%
Money Market Funds	11.8%
Purchased Options	0.3%

Long Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	8.0%
Energy	0.2%
Long Option	0.3%
Materials	0.5%
Utilities	0.6%
Industrials	1.4%
Health Care	1.8%
Consumer Staples	3.1%
Consumer Discretionary	4.9%
Communications	6.8%
Money Market	10.9%
Technology	30.1%
Equity	31.5%

Short Sector Weighting (% of net assets)

Table Summary
Value	Value
Short Option	-0.1%

Top 10 Short Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
S&P Emini 3rd Wk Jul26P 7200, 07/17/26 7200.0 Put	-0.1%

Derivative Exposure by Notional Value

Table Summary
Value	Value
Short S&P500 & VIX Futures	-38.7%
Long S&P500 & VIX Futures	8.9%

Largest Holdings [Text Block]

Top 10 Long Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Invesco QQQ Trust Series 1 ETF	31.5%
First American Treasury Obligations Fund, Class X	10.9%
NVIDIA Corporation	3.8%
Apple, Inc.	3.3%
Micron Technology, Inc.	2.7%
Microsoft Corporation	2.2%
Amazon.com, Inc.	2.1%
Advanced Micro Devices, Inc.	1.9%
Alphabet, Inc., Class A	1.6%
Tesla, Inc.	1.6%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended June 30, 2026.
C000142554
Shareholder Report [Line Items]
Fund Name	Catalyst Nasdaq-100 Hedged Equity Fund
Class Name	Class I
Trading Symbol	CLPFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Catalyst Nasdaq-100 Hedged Equity Fund for the period of July 1, 2025 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228.
Additional Information Phone Number	1-866-447-4228
Additional Information Website	https://catalystmf.com/literature-and-forms/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$175	1.58%

Expenses Paid, Amount	$ 175
Expense Ratio, Percent	1.58%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Table Summary
	Catalyst Nasdaq-100 Hedged Equity Fund	S&P 500® Index	Nasdaq-100® Index
Jun-2016	$10,000	$10,000	$10,000
Jun-2017	$11,386	$11,790	$12,939
Jun-2018	$12,083	$13,484	$16,304
Jun-2019	$12,896	$14,889	$17,961
Jun-2020	$12,859	$16,006	$24,028
Jun-2021	$15,033	$22,536	$34,685
Jun-2022	$12,369	$20,144	$27,617
Jun-2023	$14,572	$24,091	$36,767
Jun-2024	$16,661	$30,006	$48,080
Jun-2025	$18,411	$34,556	$55,823
Jun-2026	$22,340	$42,271	$75,018

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	10 Years
Catalyst Nasdaq-100 Hedged Equity Fund	21.34%	8.24%	8.37%
S&P 500® Index	22.32%	13.41%	15.51%
Nasdaq-100® Index	34.38%	16.68%	22.33%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 13,666,025
Holdings Count | Holding	110
Advisory Fees Paid, Amount	$ 62,798
InvestmentCompanyPortfolioTurnover	45.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$13,666,025 Number of Portfolio Holdings110 Advisory Fee (net of waivers)$62,798 Portfolio Turnover45%
Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	53.7%
Exchange-Traded Funds	34.2%
Money Market Funds	11.8%
Purchased Options	0.3%

Long Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	8.0%
Energy	0.2%
Long Option	0.3%
Materials	0.5%
Utilities	0.6%
Industrials	1.4%
Health Care	1.8%
Consumer Staples	3.1%
Consumer Discretionary	4.9%
Communications	6.8%
Money Market	10.9%
Technology	30.1%
Equity	31.5%

Short Sector Weighting (% of net assets)

Table Summary
Value	Value
Short Option	-0.1%

Top 10 Short Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
S&P Emini 3rd Wk Jul26P 7200, 07/17/26 7200.0 Put	-0.1%

Derivative Exposure by Notional Value

Table Summary
Value	Value
Short S&P500 & VIX Futures	-38.7%
Long S&P500 & VIX Futures	8.9%

Largest Holdings [Text Block]

Top 10 Long Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Invesco QQQ Trust Series 1 ETF	31.5%
First American Treasury Obligations Fund, Class X	10.9%
NVIDIA Corporation	3.8%
Apple, Inc.	3.3%
Micron Technology, Inc.	2.7%
Microsoft Corporation	2.2%
Amazon.com, Inc.	2.1%
Advanced Micro Devices, Inc.	1.9%
Alphabet, Inc., Class A	1.6%
Tesla, Inc.	1.6%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended June 30, 2026.
C000143112
Shareholder Report [Line Items]
Fund Name	Catalyst Systematic Alpha Fund
Class Name	Class A
Trading Symbol	ATRAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Catalyst Systematic Alpha Fund for the period of July 1, 2025 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228.
Additional Information Phone Number	1-866-447-4228
Additional Information Website	https://catalystmf.com/literature-and-forms/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$217	2.02%

Expenses Paid, Amount	$ 217
Expense Ratio, Percent	2.02%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Table Summary
	Catalyst Systematic Alpha Fund	Catalyst Systematic Alpha Fund - with load	S&P 500® Index	BNP Paribas Catalyst Systematic Alpha Index III
Jun-2016	$10,000	$9,425	$10,000	$10,000
Jun-2017	$9,623	$9,069	$11,790	$11,279
Jun-2018	$9,043	$8,522	$13,484	$13,743
Jun-2019	$9,258	$8,725	$14,889	$15,838
Jun-2020	$9,768	$9,206	$16,006	$21,934
Jun-2021	$13,598	$12,816	$22,536	$27,473
Jun-2022	$13,193	$12,434	$20,144	$29,444
Jun-2023	$17,632	$16,618	$24,091	$38,151
Jun-2024	$19,410	$18,293	$30,006	$44,144
Jun-2025	$15,151	$14,280	$34,556	$39,509
Jun-2026	$17,357	$16,358	$42,271	$41,999

Average Annual Return [Table Text Block]

Average Annual Total Returns

Table Summary
	1 Year	5 Years	10 Years
Catalyst Systematic Alpha Fund
Without Load	14.44%	5.00%	5.67%
With Load	7.82%	3.76%	5.04%
BNP Paribas Catalyst Systematic Alpha Index III	6.30%	8.86%	15.43%
S&P 500® Index	22.32%	13.41%	15.51%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call 1-866-447-4228.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 118,012,021
Holdings Count | Holding	30
Advisory Fees Paid, Amount	$ 2,406,046
InvestmentCompanyPortfolioTurnover	50.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$118,012,021 Number of Portfolio Holdings30 Advisory Fee (net of waivers)$2,406,046 Portfolio Turnover50%
Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Corporate Bonds	19.1%
Money Market Funds	8.6%
Open End Funds	26.5%
U.S. Government & Agencies	45.8%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	8.7%
Industrials	2.1%
Technology	4.3%
Consumer Discretionary	4.6%
Communications	6.4%
Money Market Funds	7.8%
Fixed Income	24.3%
U.S. Treasury Obligations	41.8%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Catalyst International Income Opportunities Fund	24.2%
United States Treasury Bill, 3.860%, 02/18/27	11.2%
United States Treasury Bill, 3.780%, 10/01/26	8.1%
United States Treasury Bill, 3.270%, 07/09/26	7.9%
United States Treasury Bill, 3.890%, 03/18/27	4.9%
United States Treasury Bill, 3.570%, 08/06/26	4.5%
Ford Motor Company, 4.346%, 12/08/26	2.5%
United States Treasury Bill, 3.660%, 09/03/26	2.5%
Netflix, Inc., 5.875%, 11/15/28	2.2%
Cisco Systems, Inc., 4.850%, 02/26/29	2.1%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended June 30, 2026.
C000143113
Shareholder Report [Line Items]
Fund Name	Catalyst Systematic Alpha Fund
Class Name	Class C
Trading Symbol	ATRCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Catalyst Systematic Alpha Fund for the period of July 1, 2025 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228.
Additional Information Phone Number	1-866-447-4228
Additional Information Website	https://catalystmf.com/literature-and-forms/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$296	2.77%

Expenses Paid, Amount	$ 296
Expense Ratio, Percent	2.77%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Table Summary
	Catalyst Systematic Alpha Fund	S&P 500® Index	BNP Paribas Catalyst Systematic Alpha Index III
Jun-2016	$10,000	$10,000	$10,000
Jun-2017	$9,548	$11,790	$11,279
Jun-2018	$8,901	$13,484	$13,743
Jun-2019	$9,034	$14,889	$15,838
Jun-2020	$9,465	$16,006	$21,934
Jun-2021	$13,087	$22,536	$27,473
Jun-2022	$12,580	$20,144	$29,444
Jun-2023	$16,696	$24,091	$38,151
Jun-2024	$18,247	$30,006	$44,144
Jun-2025	$14,146	$34,556	$39,509
Jun-2026	$16,072	$42,271	$41,999

Average Annual Return [Table Text Block]

Average Annual Total Returns

Table Summary
	1 Year	5 Years	10 Years
Catalyst Systematic Alpha Fund	13.62%	4.19%	4.86%
S&P 500® Index	22.32%	13.41%	15.51%
BNP Paribas Catalyst Systematic Alpha Index III	6.30%	8.86%	15.43%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call 1-866-447-4228.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 118,012,021
Holdings Count | Holding	30
Advisory Fees Paid, Amount	$ 2,406,046
InvestmentCompanyPortfolioTurnover	50.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$118,012,021 Number of Portfolio Holdings30 Advisory Fee (net of waivers)$2,406,046 Portfolio Turnover50%
Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Corporate Bonds	19.1%
Money Market Funds	8.6%
Open End Funds	26.5%
U.S. Government & Agencies	45.8%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	8.7%
Industrials	2.1%
Technology	4.3%
Consumer Discretionary	4.6%
Communications	6.4%
Money Market Funds	7.8%
Fixed Income	24.3%
U.S. Treasury Obligations	41.8%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Catalyst International Income Opportunities Fund	24.2%
United States Treasury Bill, 3.860%, 02/18/27	11.2%
United States Treasury Bill, 3.780%, 10/01/26	8.1%
United States Treasury Bill, 3.270%, 07/09/26	7.9%
United States Treasury Bill, 3.890%, 03/18/27	4.9%
United States Treasury Bill, 3.570%, 08/06/26	4.5%
Ford Motor Company, 4.346%, 12/08/26	2.5%
United States Treasury Bill, 3.660%, 09/03/26	2.5%
Netflix, Inc., 5.875%, 11/15/28	2.2%
Cisco Systems, Inc., 4.850%, 02/26/29	2.1%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended June 30, 2026.
C000143114
Shareholder Report [Line Items]
Fund Name	Catalyst Systematic Alpha Fund
Class Name	Class I
Trading Symbol	ATRFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Catalyst Systematic Alpha Fund for the period of July 1, 2025 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228.
Additional Information Phone Number	1-866-447-4228
Additional Information Website	https://catalystmf.com/literature-and-forms/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$190	1.77%

Expenses Paid, Amount	$ 190
Expense Ratio, Percent	1.77%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Table Summary
	Catalyst Systematic Alpha Fund	S&P 500® Index	BNP Paribas Catalyst Systematic Alpha Index III
Jun-2016	$10,000	$10,000	$10,000
Jun-2017	$9,649	$11,790	$11,279
Jun-2018	$9,095	$13,484	$13,743
Jun-2019	$9,324	$14,889	$15,838
Jun-2020	$9,865	$16,006	$21,934
Jun-2021	$13,771	$22,536	$27,473
Jun-2022	$13,375	$20,144	$29,444
Jun-2023	$17,916	$24,091	$38,151
Jun-2024	$19,781	$30,006	$44,144
Jun-2025	$15,490	$34,556	$39,509
Jun-2026	$17,779	$42,271	$41,999

Average Annual Return [Table Text Block]

Average Annual Total Returns

Table Summary
	1 Year	5 Years	10 Years
Catalyst Systematic Alpha Fund	14.78%	5.24%	5.92%
S&P 500® Index	22.32%	13.41%	15.51%
BNP Paribas Catalyst Systematic Alpha Index III	6.30%	8.86%	15.43%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call 1-866-447-4228.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 118,012,021
Holdings Count | Holding	30
Advisory Fees Paid, Amount	$ 2,406,046
InvestmentCompanyPortfolioTurnover	50.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$118,012,021 Number of Portfolio Holdings30 Advisory Fee (net of waivers)$2,406,046 Portfolio Turnover50%
Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Corporate Bonds	19.1%
Money Market Funds	8.6%
Open End Funds	26.5%
U.S. Government & Agencies	45.8%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	8.7%
Industrials	2.1%
Technology	4.3%
Consumer Discretionary	4.6%
Communications	6.4%
Money Market Funds	7.8%
Fixed Income	24.3%
U.S. Treasury Obligations	41.8%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Catalyst International Income Opportunities Fund	24.2%
United States Treasury Bill, 3.860%, 02/18/27	11.2%
United States Treasury Bill, 3.780%, 10/01/26	8.1%
United States Treasury Bill, 3.270%, 07/09/26	7.9%
United States Treasury Bill, 3.890%, 03/18/27	4.9%
United States Treasury Bill, 3.570%, 08/06/26	4.5%
Ford Motor Company, 4.346%, 12/08/26	2.5%
United States Treasury Bill, 3.660%, 09/03/26	2.5%
Netflix, Inc., 5.875%, 11/15/28	2.2%
Cisco Systems, Inc., 4.850%, 02/26/29	2.1%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended June 30, 2026.
C000246757
Shareholder Report [Line Items]
Fund Name	Catalyst/Aspect Enhanced Multi-Asset Fund
Class Name	Class A
Trading Symbol	CASAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Catalyst/Aspect Enhanced Multi-Asset Fund for the period of July 1, 2025 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228.
Additional Information Phone Number	1-866-447-4228
Additional Information Website	https://catalystmf.com/literature-and-forms/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$253	2.24%

Expenses Paid, Amount	$ 253
Expense Ratio, Percent	2.24%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Table Summary
	Catalyst/Aspect Enhanced Multi-Asset Fund	Catalyst/Aspect Enhanced Multi-Asset Fund - with load	60% S&P 500® Index/40% Bloomberg US Aggregate Bond	ICE BofA 3-Month U.S. Treasury Bill Index	S&P 500® Index
Dec-2023	$10,000	$9,425	$10,000	$10,000	$10,000
Dec-2023	$10,000	$9,425	$9,983	$10,005	$9,972
Mar-2024	$11,790	$11,112	$10,576	$10,135	$11,025
Jun-2024	$11,630	$10,961	$10,851	$10,270	$11,497
Sep-2024	$11,520	$10,858	$11,460	$10,411	$12,174
Dec-2024	$11,183	$10,540	$11,485	$10,534	$12,467
Mar-2025	$10,517	$9,912	$11,318	$10,642	$11,935
Jun-2025	$10,345	$9,750	$12,112	$10,754	$13,241
Sep-2025	$11,355	$10,702	$12,798	$10,870	$14,316
Dec-2025	$12,006	$11,315	$13,058	$10,977	$14,696
Mar-2026	$11,970	$11,282	$12,716	$11,071	$14,059
Jun-2026	$13,029	$12,280	$13,900	$11,170	$16,197

Average Annual Return [Table Text Block]

Average Annual Total Returns

Table Summary
	1 Year	Since Inception (December 28, 2023)
Catalyst/Aspect Enhanced Multi-Asset Fund	25.94%	11.13%
With Load	18.70%	8.54%
60% S&P 500® Index/40% Bloomberg US Aggregate Bond	14.76%	14.04%
ICE BofA 3-Month U.S. Treasury Bill Index	3.87%	4.51%
S&P 500® Index	22.32%	21.21%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call 1-866-447-4228.

Performance Inception Date	Dec. 28, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 33,846,599
Holdings Count | Holding	196
Advisory Fees Paid, Amount	$ 461,720
InvestmentCompanyPortfolioTurnover	28.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$33,846,599 Number of Portfolio Holdings196 Advisory Fee (net of waivers)$461,720 Portfolio Turnover28%
Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Exchange-Traded Funds	56.3%
Money Market Funds	43.7%

Asset Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	26.2%
Money Market Funds	32.3%
Fixed Income	41.5%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
iShares Core U.S. Aggregate Bond ETF	41.5%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended June 30, 2026.
C000246758
Shareholder Report [Line Items]
Fund Name	Catalyst/Aspect Enhanced Multi-Asset Fund
Class Name	Class C
Trading Symbol	CASCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Catalyst/Aspect Enhanced Multi-Asset Fund for the period of July 1, 2025 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228.
Additional Information Phone Number	1-866-447-4228
Additional Information Website	https://catalystmf.com/literature-and-forms/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$337	2.99%

Expenses Paid, Amount	$ 337
Expense Ratio, Percent	2.99%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Table Summary
	Catalyst/Aspect Enhanced Multi-Asset Fund	60% S&P 500® Index/40% Bloomberg US Aggregate Bond	ICE BofA 3-Month U.S. Treasury Bill Index	S&P 500® Index
Dec-2023	$10,000	$10,000	$10,000	$10,000
Dec-2023	$10,000	$9,983	$10,005	$9,972
Jun-2024	$11,590	$10,851	$10,270	$11,497
Dec-2024	$11,094	$11,485	$10,534	$12,467
Jun-2025	$10,224	$12,112	$10,754	$13,241
Dec-2025	$11,821	$13,058	$10,977	$14,696
Jun-2026	$12,794	$13,900	$11,170	$16,197

Average Annual Return [Table Text Block]

Average Annual Total Returns

Table Summary
	1 Year	Since Inception (December 28, 2023)
Catalyst/Aspect Enhanced Multi-Asset Fund	25.13%	10.33%
60% S&P 500® Index/40% Bloomberg US Aggregate Bond	14.76%	14.04%
ICE BofA 3-Month U.S. Treasury Bill Index	3.87%	4.51%
S&P 500® Index	22.32%	21.21%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call 1-866-447-4228.

Performance Inception Date	Dec. 28, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 33,846,599
Holdings Count | Holding	196
Advisory Fees Paid, Amount	$ 461,720
InvestmentCompanyPortfolioTurnover	28.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$33,846,599 Number of Portfolio Holdings196 Advisory Fee (net of waivers)$461,720 Portfolio Turnover28%
Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Exchange-Traded Funds	56.3%
Money Market Funds	43.7%

Asset Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	26.2%
Money Market Funds	32.3%
Fixed Income	41.5%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
iShares Core U.S. Aggregate Bond ETF	41.5%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended June 30, 2026.
C000246756
Shareholder Report [Line Items]
Fund Name	Catalyst/Aspect Enhanced Multi-Asset Fund
Class Name	Class I
Trading Symbol	CASIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Catalyst/Aspect Enhanced Multi-Asset Fund for the period of July 1, 2025 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228.
Additional Information Phone Number	1-866-447-4228
Additional Information Website	https://catalystmf.com/literature-and-forms/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$225	1.99%

Expenses Paid, Amount	$ 225
Expense Ratio, Percent	1.99%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Table Summary
	Catalyst/Aspect Enhanced Multi-Asset Fund	60% S&P 500® Index/40% Bloomberg US Aggregate Bond	ICE BofA 3-Month U.S. Treasury Bill Index	S&P 500® Index
Dec-2023	$10,000	$10,000	$10,000	$10,000
Dec-2023	$10,000	$9,983	$10,005	$9,972
Jun-2024	$11,640	$10,851	$10,270	$11,497
Dec-2024	$11,208	$11,485	$10,534	$12,467
Jun-2025	$10,381	$12,112	$10,754	$13,241
Dec-2025	$12,065	$13,058	$10,977	$14,696
Jun-2026	$13,111	$13,900	$11,170	$16,197

Average Annual Return [Table Text Block]

Average Annual Total Returns

Table Summary
	1 Year	Since Inception (December 28, 2023)
Catalyst/Aspect Enhanced Multi-Asset Fund	26.30%	11.41%
60% S&P 500® Index/40% Bloomberg US Aggregate Bond	14.76%	14.04%
ICE BofA 3-Month U.S. Treasury Bill Index	3.87%	4.51%
S&P 500® Index	22.32%	21.21%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call 1-866-447-4228.

Performance Inception Date	Dec. 28, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 33,846,599
Holdings Count | Holding	196
Advisory Fees Paid, Amount	$ 461,720
InvestmentCompanyPortfolioTurnover	28.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$33,846,599 Number of Portfolio Holdings196 Advisory Fee (net of waivers)$461,720 Portfolio Turnover28%
Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Exchange-Traded Funds	56.3%
Money Market Funds	43.7%

Asset Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	26.2%
Money Market Funds	32.3%
Fixed Income	41.5%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
iShares Core U.S. Aggregate Bond ETF	41.5%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended June 30, 2026.
C000220411
Shareholder Report [Line Items]
Fund Name	Catalyst/Millburn Hedge Strategy Fund
Class Name	Class C-1
Trading Symbol	MBXFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Catalyst/Millburn Hedge Strategy Fund for the period of July 1, 2025 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228.
Additional Information Phone Number	1-866-447-4228
Additional Information Website	https://catalystmf.com/literature-and-forms/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C-1	$320	2.92%

Expenses Paid, Amount	$ 320
Expense Ratio, Percent	2.92%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Table Summary
	Catalyst/Millburn Hedge Strategy Fund	ICE BofA 3-Month U.S. Treasury Bill Index	MSCI ACWI Index	S&P 500® Index
Oct-2020	$10,000	$10,000	$10,000	$10,000
Jun-2021	$13,393	$10,005	$13,200	$13,278
Jun-2022	$13,567	$10,021	$11,121	$11,869
Jun-2023	$13,810	$10,384	$12,960	$14,194
Jun-2024	$15,797	$10,949	$15,471	$17,680
Jun-2025	$15,620	$11,464	$17,972	$20,361
Jun-2026	$18,626	$11,908	$22,226	$24,906

Average Annual Return [Table Text Block]

Average Annual Total Returns

Table Summary
	1 Year	5 Years	Since Inception (October 30, 2020)
Catalyst/Millburn Hedge Strategy Fund	19.25%	6.82%	11.60%
S&P 500® Index	22.32%	13.41%	17.48%
ICE BofA 3-Month U.S. Treasury Bill Index	3.87%	3.54%	3.13%
MSCI ACWI Index	23.67%	10.98%	15.14%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call 1-866-447-4228.

Performance Inception Date	Oct. 30, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 10,607,693,878
Holdings Count | Holding	267
Advisory Fees Paid, Amount	$ 155,695,450
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$10,607,693,878 Number of Portfolio Holdings267 Advisory Fee $155,695,450 Portfolio Turnover11%
Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Exchange-Traded Funds	51.2%
Money Market Funds	8.5%
U.S. Government & Agencies	22.5%
U.S. Treasuries	17.8%

Asset Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	2.8%
Money Market Funds	8.3%
U.S. Treasury Obligations	39.2%
Equity	49.7%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
United States Treasury Note, 1.500%, 08/15/26	17.0%
United States Treasury Note, 2.000%, 11/15/26	9.7%
United States Treasury Note, 2.375%, 05/15/27	7.6%
iShares Core S&P Mid-Cap ETF	6.4%
iShares Russell 1000 ETF	6.3%
United States Treasury Note, 2.250%, 02/15/27	4.9%
iShares Russell 2000 ETF	4.2%
iShares MSCI USA Min Vol Factor ETF	4.1%
Vanguard FTSE Emerging Markets ETF	4.0%
State Street SPDR S&P 500 ETF Trust	3.8%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended June 30, 2026.
C000163769
Shareholder Report [Line Items]
Fund Name	Catalyst/Millburn Hedge Strategy Fund
Class Name	Class A
Trading Symbol	MBXAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Catalyst/Millburn Hedge Strategy Fund for the period of July 1, 2025 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228.
Additional Information Phone Number	1-866-447-4228
Additional Information Website	https://catalystmf.com/literature-and-forms/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$239	2.17%

Expenses Paid, Amount	$ 239
Expense Ratio, Percent	2.17%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Table Summary
	Catalyst/Millburn Hedge Strategy Fund	Catalyst/Millburn Hedge Strategy Fund - with load	S&P 500® Index	MSCI ACWI Index	ICE BofA 3-Month U.S. Treasury Bill Index
Jun-2016	$10,000	$9,425	$10,000	$10,000	$10,000
Jun-2017	$10,652	$10,039	$11,790	$11,879	$10,049
Jun-2018	$11,492	$10,830	$13,484	$13,153	$10,186
Jun-2019	$12,196	$11,495	$14,889	$13,908	$10,421
Jun-2020	$11,040	$10,405	$16,006	$14,202	$10,591
Jun-2021	$15,064	$14,197	$22,536	$19,778	$10,601
Jun-2022	$15,371	$14,487	$20,144	$16,663	$10,619
Jun-2023	$15,763	$14,856	$24,091	$19,417	$11,003
Jun-2024	$18,168	$17,122	$30,006	$23,179	$11,601
Jun-2025	$18,099	$17,058	$34,556	$26,927	$12,148
Jun-2026	$21,744	$20,492	$42,271	$33,301	$12,618

Average Annual Return [Table Text Block]

Average Annual Total Returns

Table Summary
	1 Year	5 Years	10 Years
Catalyst/Millburn Hedge Strategy Fund
Without Load	20.13%	7.62%	8.08%
With Load	13.23%	6.35%	7.44%
ICE BofA 3-Month U.S. Treasury Bill Index	3.87%	3.54%	2.35%
MSCI ACWI Index	23.67%	10.98%	12.78%
S&P 500® Index	22.32%	13.41%	15.51%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call 1-866-447-4228.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 10,607,693,878
Holdings Count | Holding	267
Advisory Fees Paid, Amount	$ 155,695,450
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$10,607,693,878 Number of Portfolio Holdings267 Advisory Fee $155,695,450 Portfolio Turnover11%
Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Exchange-Traded Funds	51.2%
Money Market Funds	8.5%
U.S. Government & Agencies	22.5%
U.S. Treasuries	17.8%

Asset Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	2.8%
Money Market Funds	8.3%
U.S. Treasury Obligations	39.2%
Equity	49.7%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
United States Treasury Note, 1.500%, 08/15/26	17.0%
United States Treasury Note, 2.000%, 11/15/26	9.7%
United States Treasury Note, 2.375%, 05/15/27	7.6%
iShares Core S&P Mid-Cap ETF	6.4%
iShares Russell 1000 ETF	6.3%
United States Treasury Note, 2.250%, 02/15/27	4.9%
iShares Russell 2000 ETF	4.2%
iShares MSCI USA Min Vol Factor ETF	4.1%
Vanguard FTSE Emerging Markets ETF	4.0%
State Street SPDR S&P 500 ETF Trust	3.8%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended June 30, 2026.
C000163770
Shareholder Report [Line Items]
Fund Name	Catalyst/Millburn Hedge Strategy Fund
Class Name	Class C
Trading Symbol	MBXCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Catalyst/Millburn Hedge Strategy Fund for the period of July 1, 2025 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228.
Additional Information Phone Number	1-866-447-4228
Additional Information Website	https://catalystmf.com/literature-and-forms/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$320	2.92%

Expenses Paid, Amount	$ 320
Expense Ratio, Percent	2.92%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Table Summary
	Catalyst/Millburn Hedge Strategy Fund	S&P 500® Index	ICE BofA 3-Month U.S. Treasury Bill Index	MSCI ACWI Index
Jun-2016	$10,000	$10,000	$10,000	$10,000
Jun-2017	$10,577	$11,790	$10,049	$11,879
Jun-2018	$11,320	$13,484	$10,186	$13,153
Jun-2019	$11,923	$14,889	$10,421	$13,908
Jun-2020	$10,714	$16,006	$10,591	$14,202
Jun-2021	$14,508	$22,536	$10,601	$19,778
Jun-2022	$14,696	$20,144	$10,619	$16,663
Jun-2023	$14,955	$24,091	$11,003	$19,417
Jun-2024	$17,109	$30,006	$11,601	$23,179
Jun-2025	$16,914	$34,556	$12,148	$26,927
Jun-2026	$20,168	$42,271	$12,618	$33,301

Average Annual Return [Table Text Block]

Average Annual Total Returns

Table Summary
	1 Year	5 Years	10 Years
Catalyst/Millburn Hedge Strategy Fund	19.24%	6.81%	7.27%
S&P 500® Index	22.32%	13.41%	15.51%
ICE BofA 3-Month U.S. Treasury Bill Index	3.87%	3.54%	2.35%
MSCI ACWI Index	23.67%	10.98%	12.78%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call 1-866-447-4228.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 10,607,693,878
Holdings Count | Holding	267
Advisory Fees Paid, Amount	$ 155,695,450
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$10,607,693,878 Number of Portfolio Holdings267 Advisory Fee $155,695,450 Portfolio Turnover11%
Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Exchange-Traded Funds	51.2%
Money Market Funds	8.5%
U.S. Government & Agencies	22.5%
U.S. Treasuries	17.8%

Asset Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	2.8%
Money Market Funds	8.3%
U.S. Treasury Obligations	39.2%
Equity	49.7%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
United States Treasury Note, 1.500%, 08/15/26	17.0%
United States Treasury Note, 2.000%, 11/15/26	9.7%
United States Treasury Note, 2.375%, 05/15/27	7.6%
iShares Core S&P Mid-Cap ETF	6.4%
iShares Russell 1000 ETF	6.3%
United States Treasury Note, 2.250%, 02/15/27	4.9%
iShares Russell 2000 ETF	4.2%
iShares MSCI USA Min Vol Factor ETF	4.1%
Vanguard FTSE Emerging Markets ETF	4.0%
State Street SPDR S&P 500 ETF Trust	3.8%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended June 30, 2026.
C000163771
Shareholder Report [Line Items]
Fund Name	Catalyst/Millburn Hedge Strategy Fund
Class Name	Class I
Trading Symbol	MBXIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Catalyst/Millburn Hedge Strategy Fund for the period of July 1, 2025 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228.
Additional Information Phone Number	1-866-447-4228
Additional Information Website	https://catalystmf.com/literature-and-forms/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$211	1.92%

Expenses Paid, Amount	$ 211
Expense Ratio, Percent	1.92%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Table Summary
	Catalyst/Millburn Hedge Strategy Fund	S&P 500® Index	ICE BofA 3-Month U.S. Treasury Bill Index	MSCI ACWI Index
Jun-2016	$10,000	$10,000	$10,000	$10,000
Jun-2017	$10,683	$11,790	$10,049	$11,879
Jun-2018	$11,548	$13,484	$10,186	$13,153
Jun-2019	$12,289	$14,889	$10,421	$13,908
Jun-2020	$11,152	$16,006	$10,591	$14,202
Jun-2021	$15,254	$22,536	$10,601	$19,778
Jun-2022	$15,606	$20,144	$10,619	$16,663
Jun-2023	$16,039	$24,091	$11,003	$19,417
Jun-2024	$18,534	$30,006	$11,601	$23,179
Jun-2025	$18,509	$34,556	$12,148	$26,927
Jun-2026	$22,294	$42,271	$12,618	$33,301

Average Annual Return [Table Text Block]

Average Annual Total Returns

Table Summary
	1 Year	5 Years	10 Years
Catalyst/Millburn Hedge Strategy Fund	20.45%	7.89%	8.35%
S&P 500® Index	22.32%	13.41%	15.51%
ICE BofA 3-Month U.S. Treasury Bill Index	3.87%	3.54%	2.35%
MSCI ACWI Index	23.67%	10.98%	12.78%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call 1-866-447-4228.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 10,607,693,878
Holdings Count | Holding	267
Advisory Fees Paid, Amount	$ 155,695,450
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$10,607,693,878 Number of Portfolio Holdings267 Advisory Fee $155,695,450 Portfolio Turnover11%
Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Exchange-Traded Funds	51.2%
Money Market Funds	8.5%
U.S. Government & Agencies	22.5%
U.S. Treasuries	17.8%

Asset Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	2.8%
Money Market Funds	8.3%
U.S. Treasury Obligations	39.2%
Equity	49.7%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
United States Treasury Note, 1.500%, 08/15/26	17.0%
United States Treasury Note, 2.000%, 11/15/26	9.7%
United States Treasury Note, 2.375%, 05/15/27	7.6%
iShares Core S&P Mid-Cap ETF	6.4%
iShares Russell 1000 ETF	6.3%
United States Treasury Note, 2.250%, 02/15/27	4.9%
iShares Russell 2000 ETF	4.2%
iShares MSCI USA Min Vol Factor ETF	4.1%
Vanguard FTSE Emerging Markets ETF	4.0%
State Street SPDR S&P 500 ETF Trust	3.8%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended June 30, 2026.
C000130114
Shareholder Report [Line Items]
Fund Name	Catalyst Systematic High Income Fund
Class Name	Class A
Trading Symbol	CWXAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Catalyst Systematic High Income Fund for the period of July 1, 2025 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228.
Additional Information Phone Number	1-866-447-4228
Additional Information Website	https://catalystmf.com/literature-and-forms/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$233	2.24%

Expenses Paid, Amount	$ 233
Expense Ratio, Percent	2.24%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Table Summary
	Catalyst Systematic High Income Fund	Catalyst Systematic High Income Fund - with load	S&P 500® Index
Jun-2016	$10,000	$9,422	$10,000
Jun-2017	$8,361	$7,878	$11,790
Jun-2018	$7,837	$7,384	$13,484
Jun-2019	$7,633	$7,192	$14,889
Jun-2020	$7,400	$6,972	$16,006
Jun-2021	$7,749	$7,301	$22,536
Jun-2022	$8,468	$7,979	$20,144
Jun-2023	$8,716	$8,212	$24,091
Jun-2024	$9,014	$8,493	$30,006
Jun-2025	$9,363	$8,822	$34,556
Jun-2026	$10,056	$9,475	$42,271

Average Annual Return [Table Text Block]

Average Annual Total Returns

Table Summary
	1 Year	5 Years	10 Years
Catalyst Systematic High Income Fund
Without Load	7.40%	5.35%	0.06%
With Load	1.26%	4.10%	-0.54%
S&P 500® Index	22.32%	13.41%	15.51%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call 1-866-447-4228.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 31,452,092
Holdings Count | Holding	14
Advisory Fees Paid, Amount	$ 790,140
InvestmentCompanyPortfolioTurnover	207.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$31,452,092 Number of Portfolio Holdings14 Advisory Fee (net of waivers)$790,140 Portfolio Turnover207%
Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Corporate Bonds	100.0%
Money Market Funds	0.0%

Asset Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	45.8%
Energy	4.5%
Technology	4.5%
Communications	8.9%
Financials	13.3%
Consumer Discretionary	23.0%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, please review the Fund's prospectus, dated November 1, 2025, at www.CatalystMF.com or call us at 1-866-447-4228. Effective November 1, 2025, the sub-advisory agreement between Catalyst Capital Advisors LLC (“Catalyst”), the Fund’s investment adviser, and Warrington Asset Management LLC, the Fund’s prior investment sub-adviser, terminated and Catalyst assumed the day-to-day management of the Fund’s portfolio. Also, effective November 1, 2025, the Fund’s name, investment objective, and principal investment strategies and risks materially changed.

C000130115
Shareholder Report [Line Items]
Fund Name	Catalyst Systematic High Income Fund
Class Name	Class C
Trading Symbol	CWXCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Catalyst Systematic High Income Fund for the period of July 1, 2025 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228.
Additional Information Phone Number	1-866-447-4228
Additional Information Website	https://catalystmf.com/literature-and-forms/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$309	2.99%

Expenses Paid, Amount	$ 309
Expense Ratio, Percent	2.99%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Table Summary
	Catalyst Systematic High Income Fund	S&P 500® Index
Jun-2016	$10,000	$10,000
Jun-2017	$8,298	$11,790
Jun-2018	$7,712	$13,484
Jun-2019	$7,453	$14,889
Jun-2020	$7,175	$16,006
Jun-2021	$7,463	$22,536
Jun-2022	$8,089	$20,144
Jun-2023	$8,268	$24,091
Jun-2024	$8,487	$30,006
Jun-2025	$8,753	$34,556
Jun-2026	$9,332	$42,271

Average Annual Return [Table Text Block]

Average Annual Total Returns

Table Summary
	1 Year	5 Years	10 Years
Catalyst Systematic High Income Fund	6.61%	4.57%	-0.69%
S&P 500® Index	22.32%	13.41%	15.51%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call 1-866-447-4228.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 31,452,092
Holdings Count | Holding	14
Advisory Fees Paid, Amount	$ 790,140
InvestmentCompanyPortfolioTurnover	207.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$31,452,092 Number of Portfolio Holdings14 Advisory Fee (net of waivers)$790,140 Portfolio Turnover207%
Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Corporate Bonds	100.0%
Money Market Funds	0.0%

Asset Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	45.8%
Energy	4.5%
Technology	4.5%
Communications	8.9%
Financials	13.3%
Consumer Discretionary	23.0%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, please review the Fund's prospectus, dated November 1, 2025, at www.CatalystMF.com or call us at 1-866-447-4228. Effective November 1, 2025, the sub-advisory agreement between Catalyst Capital Advisors LLC (“Catalyst”), the Fund’s investment adviser, and Warrington Asset Management LLC, the Fund’s prior investment sub-adviser, terminated and Catalyst assumed the day-to-day management of the Fund’s portfolio. Also, effective November 1, 2025, the Fund’s name, investment objective, and principal investment strategies and risks materially changed.

C000130116
Shareholder Report [Line Items]
Fund Name	Catalyst Systematic High Income Fund
Class Name	Class I
Trading Symbol	CWXIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Catalyst Systematic High Income Fund for the period of July 1, 2025 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228.
Additional Information Phone Number	1-866-447-4228
Additional Information Website	https://catalystmf.com/literature-and-forms/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$207	1.99%

Expenses Paid, Amount	$ 207
Expense Ratio, Percent	1.99%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Table Summary
	Catalyst Systematic High Income Fund	S&P 500® Index
Jun-2016	$10,000	$10,000
Jun-2017	$8,383	$11,790
Jun-2018	$7,873	$13,484
Jun-2019	$7,690	$14,889
Jun-2020	$7,468	$16,006
Jun-2021	$7,844	$22,536
Jun-2022	$8,595	$20,144
Jun-2023	$8,872	$24,091
Jun-2024	$9,202	$30,006
Jun-2025	$9,585	$34,556
Jun-2026	$10,317	$42,271

Average Annual Return [Table Text Block]

Average Annual Total Returns

Table Summary
	1 Year	5 Years	10 Years
Catalyst Systematic High Income Fund	7.64%	5.63%	0.31%
S&P 500® Index	22.32%	13.41%	15.51%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call 1-866-447-4228.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 31,452,092
Holdings Count | Holding	14
Advisory Fees Paid, Amount	$ 790,140
InvestmentCompanyPortfolioTurnover	207.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$31,452,092 Number of Portfolio Holdings14 Advisory Fee (net of waivers)$790,140 Portfolio Turnover207%
Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Corporate Bonds	100.0%
Money Market Funds	0.0%

Asset Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	45.8%
Energy	4.5%
Technology	4.5%
Communications	8.9%
Financials	13.3%
Consumer Discretionary	23.0%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, please review the Fund's prospectus, dated November 1, 2025, at www.CatalystMF.com or call us at 1-866-447-4228. Effective November 1, 2025, the sub-advisory agreement between Catalyst Capital Advisors LLC (“Catalyst”), the Fund’s investment adviser, and Warrington Asset Management LLC, the Fund’s prior investment sub-adviser, terminated and Catalyst assumed the day-to-day management of the Fund’s portfolio. Also, effective November 1, 2025, the Fund’s name, investment objective, and principal investment strategies and risks materially changed.

C000250339
Shareholder Report [Line Items]
Fund Name	Catalyst/Welton Advantage Multi-Strategy Fund
Class Name	Class A
Trading Symbol	CWEAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Catalyst/Welton Advantage Multi-Strategy Fund for the period of July 1, 2025 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228.
Additional Information Phone Number	1-866-447-4228
Additional Information Website	https://catalystmf.com/literature-and-forms/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$221	2.24%

Expenses Paid, Amount	$ 221
Expense Ratio, Percent	2.24%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Table Summary
	Catalyst/Welton Advantage Multi-Strategy Fund	Catalyst/Welton Advantage Multi-Strategy Fund - with load	S&P 500® Index
Aug-2020	$10,000	$9,425	$10,000
Jun-2021	$13,978	$13,174	$12,434
Jun-2022	$16,097	$15,172	$11,114
Jun-2023	$16,280	$15,344	$13,292
Jun-2024	$18,165	$17,121	$16,556
Jun-2025	$16,657	$15,699	$19,066
Jun-2026	$16,181	$15,251	$23,323

Average Annual Return [Table Text Block]

Average Annual Total Returns

Table Summary
	1 Year	5 Years	Since Inception (August 31, 2020)
Catalyst/Welton Advantage Multi-Strategy Fund
Without Load	-2.86%	2.97%	8.61%
With Load	-8.44%	1.76%	7.51%
S&P 500® Index	22.32%	13.41%	15.63%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund has adopted the performance of the Welton ESG Advantage Fund LLC, which had an inception date of August 31, 2020, which reorganized into Welton.

Performance Inception Date	Aug. 31, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 46,054,289
Holdings Count | Holding	153
Advisory Fees Paid, Amount	$ 765,616
InvestmentCompanyPortfolioTurnover	1173.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$46,054,289 Number of Portfolio Holdings153 Advisory Fee (net of waivers)$765,616 Portfolio Turnover1,173%
Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	18.2%
Money Market Funds	36.8%
Short-Term Investments	45.0%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	18.2%
Health Care	0.1%
Materials	0.2%
Communications	0.5%
Real Estate	0.7%
Consumer Staples	0.7%
Utilities	1.4%
Consumer Discretionary	1.9%
Industrials	2.1%
Energy	2.1%
Financials	2.3%
Technology	2.9%
Money Market Funds	30.1%
U.S. Treasury Obligations	36.8%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
United States Treasury Bill, 3.500%, 07/23/26	36.8%
Mastercard, Inc., Class A	0.5%
Tesla, Inc.	0.4%
NVIDIA Corporation	0.4%
Broadcom, Inc.	0.4%
General Electric Company	0.4%
Alphabet, Inc., Class A	0.4%
NextEra Energy, Inc.	0.4%
Visa, Inc., Class A	0.3%
Bank of America Corporation	0.3%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended June 30, 2026.
C000250340
Shareholder Report [Line Items]
Fund Name	Catalyst/Welton Advantage Multi-Strategy Fund
Class Name	Class C
Trading Symbol	CWECX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Catalyst/Welton Advantage Multi-Strategy Fund for the period of July 1, 2025 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228.
Additional Information Phone Number	1-866-447-4228
Additional Information Website	https://catalystmf.com/literature-and-forms/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$294	2.99%

Expenses Paid, Amount	$ 294
Expense Ratio, Percent	2.99%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Table Summary
	Catalyst/Welton Advantage Multi-Strategy Fund	S&P 500® Index
Aug-2020	$10,000	$10,000
Jun-2021	$13,894	$12,434
Jun-2022	$15,882	$11,114
Jun-2023	$15,942	$13,292
Jun-2024	$17,670	$16,556
Jun-2025	$16,197	$19,066
Jun-2026	$15,620	$23,323

Average Annual Return [Table Text Block]

Average Annual Total Returns

Table Summary
	1 Year	5 Years	Since Inception (August 31, 2020)
Catalyst/Welton Advantage Multi-Strategy Fund	-3.56%	2.37%	7.95%
S&P 500® Index	22.32%	13.41%	15.63%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund has adopted the performance of the Welton ESG Advantage Fund LLC, which had an inception date of August 31, 2020, which reorganized into Welton.

Performance Inception Date	Aug. 31, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 46,054,289
Holdings Count | Holding	153
Advisory Fees Paid, Amount	$ 765,616
InvestmentCompanyPortfolioTurnover	1173.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$46,054,289 Number of Portfolio Holdings153 Advisory Fee (net of waivers)$765,616 Portfolio Turnover1,173%
Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	18.2%
Money Market Funds	36.8%
Short-Term Investments	45.0%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	18.2%
Health Care	0.1%
Materials	0.2%
Communications	0.5%
Real Estate	0.7%
Consumer Staples	0.7%
Utilities	1.4%
Consumer Discretionary	1.9%
Industrials	2.1%
Energy	2.1%
Financials	2.3%
Technology	2.9%
Money Market Funds	30.1%
U.S. Treasury Obligations	36.8%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
United States Treasury Bill, 3.500%, 07/23/26	36.8%
Mastercard, Inc., Class A	0.5%
Tesla, Inc.	0.4%
NVIDIA Corporation	0.4%
Broadcom, Inc.	0.4%
General Electric Company	0.4%
Alphabet, Inc., Class A	0.4%
NextEra Energy, Inc.	0.4%
Visa, Inc., Class A	0.3%
Bank of America Corporation	0.3%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended June 30, 2026.
C000250341
Shareholder Report [Line Items]
Fund Name	Catalyst/Welton Advantage Multi-Strategy Fund
Class Name	Class I
Trading Symbol	CWEIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Catalyst/Welton Advantage Multi-Strategy Fund for the period of July 1, 2025 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228.
Additional Information Phone Number	1-866-447-4228
Additional Information Website	https://catalystmf.com/literature-and-forms/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$196	1.99%

Expenses Paid, Amount	$ 196
Expense Ratio, Percent	1.99%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Table Summary
	Catalyst/Welton Advantage Multi-Strategy Fund	S&P 500® Index
Aug-2020	$10,000	$10,000
Jun-2021	$14,006	$12,434
Jun-2022	$16,170	$11,114
Jun-2023	$16,394	$13,292
Jun-2024	$18,338	$16,556
Jun-2025	$16,857	$19,066
Jun-2026	$16,412	$23,323

Average Annual Return [Table Text Block]

Average Annual Total Returns

Table Summary
	1 Year	5 Years	Since Inception (August 31, 2020)
Catalyst/Welton Advantage Multi-Strategy Fund	-2.64%	3.22%	8.87%
S&P 500® Index	22.32%	13.41%	15.63%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund has adopted the performance of the Welton ESG Advantage Fund LLC, which had an inception date of August 31, 2020, which reorganized into Welton.

Performance Inception Date	Aug. 31, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 46,054,289
Holdings Count | Holding	153
Advisory Fees Paid, Amount	$ 765,616
InvestmentCompanyPortfolioTurnover	1173.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$46,054,289 Number of Portfolio Holdings153 Advisory Fee (net of waivers)$765,616 Portfolio Turnover1,173%
Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	18.2%
Money Market Funds	36.8%
Short-Term Investments	45.0%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	18.2%
Health Care	0.1%
Materials	0.2%
Communications	0.5%
Real Estate	0.7%
Consumer Staples	0.7%
Utilities	1.4%
Consumer Discretionary	1.9%
Industrials	2.1%
Energy	2.1%
Financials	2.3%
Technology	2.9%
Money Market Funds	30.1%
U.S. Treasury Obligations	36.8%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
United States Treasury Bill, 3.500%, 07/23/26	36.8%
Mastercard, Inc., Class A	0.5%
Tesla, Inc.	0.4%
NVIDIA Corporation	0.4%
Broadcom, Inc.	0.4%
General Electric Company	0.4%
Alphabet, Inc., Class A	0.4%
NextEra Energy, Inc.	0.4%
Visa, Inc., Class A	0.3%
Bank of America Corporation	0.3%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended June 30, 2026.